Share-Based Compensation	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Equity Incentive Plans
We grant deferred share awards to our employees as part of our compensation package. We also grant share options to some of our employees and consultants in addition to deferred share awards. Our deferred share awards typically vest over four years at the rate of 25% per year on the anniversary of the date of grant; however, our deferred share awards granted to our non-executive directors and a portion of the deferred share awards granted to our executive officers, vest over one year in equal monthly tranches. In March 2012, we issued fully vested deferred share awards to employees as discretionary bonuses in lieu of payment of cash bonuses. In addition, in our share incentive plans, shares are issued to a participant when the deferred share award vests in accordance with any vesting schedule specified in the award agreement following receipt of payment of the aggregate nominal (par) value of £0.05 per ordinary share. The deferred share award recipient is responsible for all applicable taxes payable on the award.
All of our share options have an exercise price equal to the market price of our ordinary shares on the date of grant. Our options typically vest over a four-year period at the rate of 25% per year on the anniversary of the date of grant, although from time to time we issue share options with shorter vesting terms.
All awards under our equity incentive plans are in ordinary shares. The maximum number of shares over which awards may be made on any day shall not exceed 15% of our outstanding ordinary share capital less such number of outstanding unvested deferred shares or unexercised share options awarded during the prior three years.
Deferred Share Awards
Details of our deferred share awards are as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2011	2,005,445	$0.08
Share awards granted (1)	2,789,509	$0.08	$10.35		$28,863
Forfeited	(281,738)	$0.08
Vested deferred share awards	(793,773)	$0.08			$7,830
Outstanding as of June 30, 2012	3,719,443	$0.08		1.9	$23,878

(1) Share awards granted during the period include 0.9 million shares awarded to management and directors and employee discretionary bonuses.
For deferred share awards, the fair value on the date of grant approximates market value (intrinsic value) as the exercise price equals the nominal (par) value of £0.05 (remeasured into US Dollars on grant date) per ordinary share.
Share Options
Details of share option activity are as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2011	4,682,697	$7.17
Share options granted	1,208,691	$10.46	$5.80
Forfeited share options	(229,774)	$9.02
Exercised options	(203,099)	$3.74			$1,735
Outstanding as of June 30, 2012	5,458,515	$7.94		8.37	$4,560

During the six months ended June 30, 2012, there were 2,756 share options granted to non-employees of Velti. A total of 25,500 options held by non-employees are included in the table above. The fair value of these options is remeasured at each reporting date utilizing the share price at that time. We settle share option exercises by issuing new ordinary shares.
The aggregate estimated grant date fair value for options granted to employees was $1.9 million and $1.6 million during the three months ended June 30, 2012 and 2011, respectively. The aggregate estimated grant date fair value for options granted to employees was $7.0 million and $8.3 million during the six months ended June 30, 2012 and 2011, respectively
The following table summarizes information regarding our outstanding and exercisable share options as of June 30, 2012:

	Outstanding			Exercisable
Range of Exercise Prices	Number of Option Shares	Weighted-Average Exercise Price per Share	Remaining Weighted-Average Contractual Term (Years)	Number of Option Shares	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value
$2.57 - $4.69	354,754	$2.69	4.98	163,420	$2.72
$4.95	2,064,718	$4.95	7.83	1,130,711	$4.95
$6.26 - $9.45	1,024,480	$8.14	9.03	166,085	$9.06
$9.46 - $11.95	996,402	$10.76	9.66	3,125	$9.50
$12.10 - $15.46	925,164	$12.48	8.72	225,717	$12.44
$15.58 - $18.47	92,997	$17.28	8.53	17,595	$17.68
	5,458,515	$7.94	8.37	1,706,653	$6.27	$2,373

The fair value of our share options were estimated at the date of grant using the Black-Scholes model with the following assumptions:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2012	2011	2012	2011
Share Options Valuation Assumptions
Expected volatility	60%	60%	60%	60%
Expected life in years	6.14	6.25	6.22	6.25
Risk free rate	0.72%-1.15%	2.47%	0.67%-1.15%	2.50%
Expected dividends	—	—	—%	—%

For share options, as we do not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment behavior, we estimate the expected term of options granted by taking the average of the vesting term and the contractual term of the options, referred to as the simplified method. We estimate the expected term of our share options using a blended volatility factor, which consists of our own share volatility from our trading history and expected future volatility. The risk-free interest rate assumption is based upon observed interest rates appropriate for the expected term of the share option. Expected dividends during the term of the options are based on our dividend policy. To date, no dividends have been declared or paid and none are expected to be declared or paid during the expected term. We estimated the forfeiture rate based on historical and anticipated levels of personnel turnover.
During the three and six months ended June 30, 2012 and 2011 we recognized total share-based compensation expense under equity incentive plans as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands)
Datacenter and direct project	$681	$1,751	$1,653	$2,379
General and administrative	2,970	5,632	6,630	8,876
Sales and marketing	1,956	4,019	4,348	5,895
Research and development	1,155	1,889	2,739	2,703
	$6,762	$13,291	$15,370	$19,853

Share-based compensation expense arising from grants to consultants and advisers was $(47,000) and $265,000 during the three months ended June 30, 2012 and 2011, respectively. Share-based compensation expense arising from grants to consultants and advisers was $132,000 and $473,000 during the six months ended June 30, 2012 and 2011, respectively. We recognized $582,000 in accrued bonuses for the quarter ended June 30, 2012 that are expected to be paid in stock, which the amounts are not included in the above table.
There was no recognized tax benefit recorded during the three or six months ended June 30, 2012 and 2011 related to share-based compensation expense. As of June 30, 2012, there was $22.2 million of total unrecognized compensation expense related to deferred share awards awarded under our share incentive plans expected to be recognized over a weighted-average recognition period of 1.9 years. As of June 30, 2012, there was $10.1 million of total unrecognized compensation expense related to share options expected to be recognized over a weighted-average recognition period of 1.7 years.
In March 2011, certain performance based deferred share awards granted to employees in 2009 were approved for vesting. The performance metrics of these awards were set at the time of grant based on then current projections of company performance under IFRS for 2009 and 2010. These metrics did not contemplate our conversion to US GAAP, the impact of acquisitions completed during 2009 and 2010, or the impact on our results of preparing for and completing our US public offering. Due to the judgment required to reconcile actual company performance with the original metrics, it was determined that any vesting would be required to be treated as a modification under the guidance in ASC 718. This required the fair value of the awards to be remeasured on the vesting approval date, with the incremental fair value charged to expense over the remaining vesting period. As a result, we recognized additional compensation expense of approximately $7.2 million and $10.5 million for the three and six months ended June 30, 2011.